SHARE-BASED PAYMENTS - Assumptions (Details) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Payment Arrangements [Abstract]
Common share price	$ 21.48	$ 33.94
Exercise price	$ 20.65	$ 34.50
Dividend yield	2.01%	1.18%
Expected volatility	35.22%	19.70%
Risk-free interest rate	0.36%	1.48%
Expected stock option life	4 years	4 years